Organization and Description of Business (Details)	Dec. 31, 2024 $ / shares	Aug. 13, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Oct. 04, 2023
Organization and Description of Business [Line Items]
Legacy Bolt				2
Goodwill or other intangible assets (in Dollars) | $
Common stock par value (in Dollars per share)	$ 0.0001		$ 0.0001
Legacy Bolt [Member]
Organization and Description of Business [Line Items]
Legacy Bolt				2
Common stock par value (in Dollars per share)		$ 0.0001